Cash and Bank Balances - Schedule of Cash and Bank Balances (Details) - Financial Assets [Member] - MYR (RM)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances	RM 16,829,154	RM 32,636,917
Deposits with a licensed bank	15,447,000
Cash and bank balances	RM 32,276,154	RM 32,636,917